Share-based compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 26, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					709,241
Weighted average grant date fair value of options granted					$ 12.05	$ 11.43	$ 2.90
Shares issued to former employees							905,325
Lock-up period							180 days
Share-based compensation expenses					$ 28,060	$ 6,173	$ 2,865
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					10,369,278	948,600
Restricted Share Units (RSUs) [Member] | Anjuke Inc. ("Anjuke") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			248,216
Restricted Share Units (RSUs) [Member] | Falcon View Technology ("Ganji") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	4,449,002
Restricted Shares (RSs) [Member] | 58 Daojia Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		1,880,000		9,100,000
Incremental cost per share for modified options				$ 0.09
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance					13,686,128			2,800,000
Stock incentive plan, desciption
The Group adopted a share incentive plan (the “2013 Plan”) on September 26, 2013. The 2013 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval.

Options vesting terms					The options and RSUs granted under the 2013 Plan were to be vested over 3-5 years, the majority of which shall have one fourth (1/4) vested and exercisable upon the first anniversary of the date of grant and the remaining shall vest every six months thereafter in equal installments.
Share incentive plan, annual increase of shares reserved, percentage					1.50%
2013 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period					3 years
2013 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period					5 years
2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance					20,173,225
Stock incentive plan, desciption
In March 2010, the Group authorized an employment-related stock incentive plan (the "2010 Plan"). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval.

Options vesting terms
The majority of options granted under 2010 Plan were to be vested over three or four years, one fourth (¼) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.

2010 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period					3 years
2010 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period					4 years
58 Home 2015 Plan [Member] | 58 Daojia Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance					20,000,000
Weighted average grant date fair value of options granted					$ 0.14
Share-based compensation expenses					$ 1,978
2010 and 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses					$ 135,174
Unrecognized compensation expenses, recognition period					3 years 8 months 9 days